1933 Act File No. 333-91407


                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  1     ....................         X


                             WORLD INVESTMENT SERIES, INC.
                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                       (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Copies To:  Matthew G. Maloney, Esquire
            Dickstein Shapiro Morin & Oshinsky LLP
            2101 L Street, NW
            Washington, DC  20037-0689


                           PART C - OTHER INFORMATION

Item 15.           Indemnification

     Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

          Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933
(the
"Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.   Exhibits

1.1  Conformed copy of Articles of Incorporation of the Registrant (1)

1.2  Conformed copy of Articles Supplementary (5)

1.3  Conformed copy of Articles Supplementary (15)

1.4  Conformed copy of Articles Supplementary (15)

1.5  Conformed copy of Articles of Amendment (16)

2.1  Copy of Bylaws of the Registrant (1)

2.2  Copy of Amendment #1 to the By-Laws of the Registrant (15)

2.3  Copy of Amendment #2 to the By-Laws of the Registrant (15)

2.4  Copy of Amendment #3 to the By-Laws of the Registrant (15)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Proxy Statement and Prospectus of this Registration Statement (17)

5. Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund (7)

6.1 Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F thereto (5)

6.2  Conformed copy of Assignment of Investment Advisory Contract (3)

6.3 Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant (8)

6.4 Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant (10)

6.5 Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant (13)

6.6 Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant (14)

7.1 Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S thereto (5)

7.2 Conformed copy of Exhibits T, U, and V to the Distributor's Contract of the Registrant (8)

7.3 Conformed copy of Exhibits W, X, and Y to the Distributor's Contract of the Registrant (9)

7.4 Conformed copy of Exhibit Z and Exhibit AA to the Distributor's Contract of the Registrant (13)

7.5 Conformed copy of Exhibit BB and Exhibit CC to Distributor's Contract of the Registrant; (14)

7.6  Conformed copy of Distributor's Contract of the Registrant (Class B Shares)
     (14)

7.7 Copy of Schedule A to Distributor's Contract (Class B Shares) (16) 7.8 The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8.   Not Applicable

9.1  Conformed copy of Custodian Agreement of the Registrant (3)

9.2  Conformed copy of Custodian Fee Schedule (10)

9.3  Addendum to Custodian Fee Schedule (10)

9.4  Conformed copy of Domestic Custodian Fee Schedule (11)

9.5  Conformed copy of Global Custodian Fee Schedule (11)

9.6  Addendum to Global Custodian Fee Schedule (11)

10.1 Conformed copy of the Distribution Plan of the Registrant through and including Exhibit R thereto (5)

10.2 Conformed copy of Exhibits S, T, and U to the Rule 12b-1 10.3 Distribution Plan of the Registrant (8)

10.4 Conformed copy of Exhibits V, W, and X to the Rule 12b-1 Distribution Plan of the Registrant (9)

10.5 Conformed copy of Exhibit Y and Exhibit Z to the 12b-1 Distribution Plan of the Registrant (13)

10.6 Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the Registrant (14)

10.7 Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant (16)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued (17)

12.  Opinion regarding tax consequences of Reorganization*

13.1 Conformed copy of Amended and Restated Shareholder Services Agreement (14)

13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement (14)

13.3 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) (14)

13.4 Conformed copy of Shareholder Services Agreement (Class B Shares) (14) 13.5 The responses described in Item 23(e)(vii) are hereby incorporated by reference.

13.6 Copy of Schedule A to Shareholder Services Agreement (Class B Shares) (16)

13.7 Copy of Schedule A to Principal Servicer's Agreement (Class B Shares) (16)

13.8 Copy of Amended and Restated Shareholder Services Agreement Exhibit (16)

13.9 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375)

14. Conformed copy of Consent of Independent Auditors of World Investment Series, Inc., Ernst & Young LLP (17)

15.  Not Applicable

16.  Conformed copy of Power of Attorney (14)

16.1 Conformed copy of Limited Power of Attorney (16)

16.2 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (15) 16.3 Conformed copy of Power of Attorney of Treasurer of the Registrant (15) 16.4 Conformed copy of Power of Attorney of a Director of the Registrant (15)

17.1  Form of Proxy of Federated Latin American Growth Fund (17)

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*     Filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

17.  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-14 filed on November 22, 1999. (File Nos. 333-91407 and 811-7141)

Item 17.   Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, WORLD INVESTMENT SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of March, 2000.

                             WORLD INVESTMENT SERIES, INC.

                  BY: /s/ James O. Perry IV
                  James O. Perry IV, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  March 28, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/James O. Perry             Attorney In Fact          March 28, 2000
    James O. Perry                For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President and Director

Henry A. Frantzen*                Chief Investment Officer

John W. McGonigle*                Executive Vice
                                  President and Secretary

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

* By Power of Attorney